Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On October 25, 2024, the Company issued a promissory note (the “October Note”) to Frontier SPV, LLC (“Frontier”), an affiliate of FTAC Emerald’s sponsors. Pursuant to the October Note, Frontier agreed to loan the Company up to an aggregate principal amount of $2,000,000. The October Note is non-interest bearing and all outstanding amounts under the October Note will be due on the date on which the Company consummates a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the October Note; however, no proceeds from the Trust Account may be used for such repayment. If such funds are insufficient to repay the October Note, the unpaid amounts would be forgiven. No portion of the amounts outstanding under the October Note may be converted into units or shares. On October 25, 2024, the Company borrowed $65,000 under the October Note.

On October 31, 2024, the Company issued a promissory note (the “Tax Note”) to Frontier. Pursuant to the Tax Note, Frontier agreed to loan the Company an aggregate principal amount of $973,116.44, which was used to satisfy the Company’s excise tax liability. The Tax Note is non-interest bearing and all outstanding amounts under the Tax Note will be due on the date on which the Company consummates a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Tax Note; however, no proceeds from the Trust Account may be used for such repayment. If such funds are insufficient to repay the Tax Note, the unpaid amounts would be forgiven. No portion of the amounts outstanding under the Tax Note may be converted into units or shares. On October 31, 2024, the Company borrowed the full amount under the Tax Note.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet dates up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 3, 2024, the Company entered into a subscription agreement with Polar Multi-Strategy Master Fund (“Polar”), Emerald ESG Sponsor LLC (“ESG Sponsor”), Emerald ESG Advisors, LLC (“ESG Advisors”) and Emerald ESG Funding, LLC (“ESG Funding” and collectively with ESG Sponsor and ESG Advisors, the “Sponsors”), to cover working capital requirements of the Company and costs related to a possible extension of the Company’s trust liquidation date (the “Subscription Agreement”). Pursuant to the terms and subject to the conditions of the Subscription Agreement, Polar agreed to contribute up to $550,000 to ESG Funding (the “Capital Contribution”). An initial capital call of $350,000 took place within five (5) business days of the signing of the Subscription Agreement, and the Sponsors may request a second capital call of $200,000 within five (5) business days of April 1, 2024, subject to certain specified conditions.

The Capital Contribution shall be repaid to Polar by ESG Funding upon the Company’s closing of an initial business combination (the “Closing”). In consideration of the Capital Contribution, the Company has agreed to issue, or to cause the surviving entity following the Closing (the “Surviving Company”) to issue, 1.0 share of common stock of the Surviving Company (“Common Stock”) for each dollar of the Capital Contribution funded as of or prior to the Closing, which shares shall be subject to no transfer restrictions or any other lock-up provisions, earn outs, or other contingencies and shall be registered as part of any registration statement to be filed in connection with the Closing or, if no such registration statement is filed in connection with the Closing, pursuant to the first registration statement to be filed by the Company or the Surviving Company following the Closing. The Capital

Contribution is non-interest bearing and shall be repaid by ESG Funding (upon receipt of funds from the Company) to, and at the election of, Polar (i) in Common Stock, at a rate of 1.0 share of Common Stock for each ten dollars ($10.00) of the Capital Contribution funded as of the Closing or (ii) in cash.

If the Company liquidates without consummating an initial business combination, any amounts remaining in the Sponsors’ or the Company’s cash accounts, not including the Company’s trust account, following repayment of all liabilities and wind-down expenses, will be paid promptly to Polar, up to the amount of the Capital Contribution funded. Upon certain events of default under the Subscription Agreement, the Company shall issue to Polar 0.1 shares of Common Stock (“Default Shares”) for each dollar of the Capital Contribution funded as of the date of such default, and for each month thereafter until such default is cured, subject to certain limitations provided for therein.

On January 19, 2024, the Company held a special meeting of its stockholders (the “January Meeting”). At the January Meeting, the Company’s stockholders approved (A) an amendment (the “January Charter Amendment”) to the Company’s Second Amended and Restated Certificate of Incorporation to extend the date by which the Company has to consummate its initial business combination from January 19, 2024 to December 20, 2024 (or such earlier date as determined by the Company’s Board of Directors); and (B) an amendment (the “January Trust Amendment”) to the Trust Agreement, to allow the trustee to liquidate the Trust Account established in connection with the Company’s initial public offering at such time as may be determined by the Company as set forth in the January Charter Amendment. The January Charter Amendment was filed with the Delaware Secretary of State on January 19, 2024, and in connection therewith, the Company entered into the January Trust Amendment to extend the term of the Trust Agreement.

In connection with the approval and implementation of the January Charter Amendment, the holders of 10,872,266 publicly outstanding shares of Class A common stock of the Company (“Public Shares”) exercised their right to redeem their shares for cash at a redemption price of $10.6224 per share, for an aggregate redemption amount of approximately $115,489,643. Following such redemptions, 4,757,884 Public Shares remain outstanding.

Between January 9 and 17, 2024, the Company entered into non-redemption agreements with unaffiliated third parties in exchange for each such party agreeing not to redeem Public Shares in connection with the January Meeting. In exchange for the foregoing commitments not to redeem Public Shares, the Company has agreed to issue or cause to be issued an aggregate of 1,137,500 Class A Shares at the time of the Company’s initial business combination.